Average Annual Total Returns - Service - BlackRock Advantage Large Cap Value Fund	Sep. 28, 2020
Russell1000ValueIndex [Member]
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
Service Shares
Average Annual Return:
1 Year	24.42%
5 Years	8.33%
10 Years	10.29%
Service Shares | After Taxes on Distributions
Average Annual Return:
1 Year	23.34%
5 Years	7.24%
10 Years	9.58%
Service Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	15.19%
5 Years	6.30%
10 Years	8.28%